Share-Based Compensation (Details) - USD ($)		6 Months Ended		12 Months Ended
	Mar. 19, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Share-Based Compensation [Line Items]
Share-based compensation			$ 14,236,000	$ 14,236,000
Stock Incentive Plan 2024 Plan [Member]
Share-Based Compensation [Line Items]
Issuance of shares under share based arrangement	285,833	4,287,500		4,287,500
Value of shares granted (in Dollars)	$ 14,236,000